Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2024
Current provisions [abstract]
Current Liabilities - Provisions	Note 24. Current Liabilities - Provisions

	June 30, 2024	June 30, 2023

	US$	US$
Annual leave	761,559	500,361
Long service leave	256,189	252,939
Total current provisions	1,017,748	753,300